Leases - Schedule of Undiscounted Cash Flows of Operating Lease Receivables from Customers (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Undiscounted Cash Flows of Operating Lease Receivables from Customers [Abstract]
Less than 1 year	$ 255,024	$ 235,200
From 1 to 2 years	130,652	143,050
From 2 to 3 years	35,847	34,200
Total	$ 421,523	$ 412,450